OPPENHEIMER STEELPATH MLP ALPHA FUND

Supplement dated July 30, 2014 to the
Prospectus and Summary Prospectus each dated March 28, 2014

This supplement amends the Summary Prospectus and Prospectus of the above referenced fund (the "Fund").

1.	The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C	Class I	Class Y
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.28%	0.26%	0.06%	0.32%
Deferred Income Tax Expense[2]	13.77%	13.77%	13.77%	13.77%
Total Annual Fund Operating Expenses	15.40%	16.13%	14.93%	15.19%
Fee Waiver and Expense Reimbursement[3]	(0.10%)	(0.08%)	None	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	15.30%	16.05%	14.93%	15.04%

1.	Expenses have been restated to reflect current fees.
2.

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of the fiscal period ended May 30, 2014, the Fund had accumulated net operating loss carryforwards of $274,175,229. For the fiscal period ended May 30, 2014, the Fund had accrued $232,778,815 in net deferred tax expense primarily related to unrealized appreciation on investments.

3.	After discussions with the Fund’s Board, the Manager has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Manager can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Manager, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Trust’s Board of Trustees.

2.	The expense Example table is revised as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$1,943	$4,283	$6,162	$9,393	$1,943	$4,283	$6,162	$9,393
Class C	$1,598	$4,075	$6,096	$9,481	$1,516	$4,075	$6,096	$9,481
Class I	$1,419	$3,848	$5,819	$9,268	$1,419	$3,848	$5,819	$9,268
Class Y	$1,428	$3,890	$5,876	$9,318	$1,428	$3,890	$5,876	$9,318

July 30, 2014	PS1387.002

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

Supplement dated July 30, 2014 to the
Prospectus and Summary Prospectus each dated March 28, 2014

This supplement amends the Summary Prospectus and Prospectus of the above referenced fund (the "Fund").

1.	The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C	Class I	Class Y
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.38%	0.44%	0.39%	0.39%
Deferred Income Tax Expense[2]	18.16%	18.16%	18.16%	18.16%
Interest Expense Related to Borrowings	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	20.44%	21.25%	20.20%	20.20%
Fee Waiver and Expense Reimbursement/Recoupment[3]	0.15%	0.10%	None	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement/Recoupment	20.59%	21.35%	20.20%	20.34%

1.	Expenses have been restated to reflect current fees.
2.

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of the fiscal period ended May 30, 2014, the Fund had accumulated net operating loss carryforwards of $16,817,044. For the fiscal period ended May 30, 2014, the Fund had accrued $19,233,496 in net deferred tax expense primarily related to unrealized appreciation on investments.

3.	After discussions with the Fund’s Board, the Manager has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares, and 1.75% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Manager can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Manager, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Fund’s Board of Trustees.

2.	The expense Example table is revised as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$2,364	$5,150	$7,134	$9,945	$2,364	$5,150	$7,134	$9,945
Class C	$2,035	$4,972	$7,080	$9,979	$1,960	$4,972	$7,080	$9,979
Class I	$1,866	$4,791	$6,895	$9,918	$1,866	$4,791	$6,895	$9,918
Class Y	$1,878	$4,814	$6,918	$9,927	$1,878	$4,814	$6,918	$9,927

July 30, 2014	PS1393.002

OPPENHEIMER STEELPATH MLP INCOME FUND

Supplement dated July 30, 2014 to the
Prospectus and Summary Prospectus each dated March 28, 2014

This supplement amends the Summary Prospectus and Prospectus of the above referenced fund (the "Fund").

1.	The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C	Class I	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.31%	0.28%	0.07%	0.29%
Deferred Income Tax Expense[2]	7.71%	7.71%	7.71%	7.71%
Total Annual Fund Operating Expenses	9.22%	9.94%	8.73%	8.95%
Fee Waiver and Expense Reimbursement[3]	(0.13%)	(0.10%)	None	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	9.09%	9.84%	8.73%	8.83%

1.	Expenses have been restated to reflect current fees.
2.

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of the fiscal period ended May 30, 2014, the Fund had accumulated net operating loss carryforwards of $255,949,783. For the fiscal period ended May 30, 2014, the Fund hadaccrued $129,347,106 in net deferred tax expense primarily related to unrealized appreciation on investments.

3.	After discussions with the Fund’s Board, the Manager has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class Y shares. The Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Manager can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Manager, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Fund’s Board of Trustees.

2.	The expense Example table is revised as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$1,414	$3,011	$4,477	$7,632	$1,414	$3,011	$4,477	$7,632
Class C	$1,051	$2,760	$4,386	$7,798	$960	$2,760	$4,386	$7,798
Class I	$857	$2,475	$3,976	$7,263	$857	$2,475	$3,976	$7,263
Class Y	$866	$2,520	$4,046	$7,364	$866	$2,520	$4,046	$7,364

July 30, 2014	PS1390.002

OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Supplement dated July 30, 2014 to the
Prospectus and Summary Prospectus each dated March 28, 2014

This supplement amends the Summary Prospectus and Prospectus of the above referenced fund (the "Fund").

1.	The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C	Class I	Class Y	Class W
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.29%	0.25%	0.08%	0.31%	0.39%
Deferred Income Tax Expense[2]	12.60%	12.60%	12.60%	12.60%	12.60%
Total Annual Fund Operating Expenses	13.84%	14.55%	13.38%	13.61%	13.69%
Fee Waiver and Expense Reimbursement[3]	(0.11%)	(0.07%)	None	(0.13%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	13.73%	14.48%	13.38%	13.48%	13.48%

1.	Expenses have been restated to reflect current fees.
2.

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C”

corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of the fiscal period ended May 30, 2014, the Fund had accumulated net operating loss carryforwards of $252,241,929. For the fiscal period ended May 30, 2014, the Fund had accrued $165,818,975 in net deferred tax expense primarily related to unrealized appreciation on investments.

3.

After discussions with the Fund’s Board, the Manager has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2015, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class Y shares, and 0.85% for Class W shares. The Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. The Manager can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Manager, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2015, unless approved by the Fund’s Board of Trustees.

2.	The expense Example table is revised as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$1,813	$3,988	$5,795	$9,089	$1,813	$3,988	$5,795	$9,089
Class C	$1,463	$3,768	$5,722	$9,191	$1,379	$3,768	$5,722	$9,191
Class I	$1,282	$3,533	$5,422	$8,922	$1,282	$3,533	$5,422	$8,922
Class Y	$1,291	$3,572	$5,478	$8,978	$1,291	$3,572	$5,478	$8,978
Class W	$1,291	$3,584	$5,495	$8,997	$1,291	$3,584	$5,495	$8,997

July 30, 2014	PS1383.002